CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE PREFERRED STOCK, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable convertible preferred stock	Redeemable preferred stock	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit Adoption of new accounting standard	Accumulated deficit	Adoption of new accounting standard	Total
Beginning balance at Dec. 31, 2018	$ 154,800
Beginning balance (in shares) at Dec. 31, 2018	209,529,798
Beginning balance at Dec. 31, 2018			$ 339	$ 19,897	$ (719)		$ (35,981)		$ (16,464)
Beginning balance (in shares) at Dec. 31, 2018			33,935,626
Exercise of options			$ 37	1,007					1,044
Exercise of options (in shares)			3,633,916
Share-based compensation				9,535					9,535
Other comprehensive income, net of tax					862				862
Net income (loss)							(625)		(625)
Ending balance at Dec. 31, 2019	$ 154,800
Ending balance (in shares) at Dec. 31, 2019	209,529,798
Ending balance at Dec. 31, 2019			$ 376	30,439	143	$ 285	(36,321)	$ 285	(5,363)
Ending balance (in shares) at Dec. 31, 2019			37,569,542
Issuance of redeemable preferred stock and warrants		$ 10,735		21,911					21,911
Issuance of redeemable preferred stock and warrants (in shares)		3,500
Acquisition related issuance of common Stock			$ 53	15,490					15,543
Acquisition related issuance of common Stock (in shares)			5,278,856
Exercise of options			$ 57	792					849
Exercise of options (in shares)			5,759,778
Share-based compensation				11,074					11,074
Other comprehensive income, net of tax					4,031				4,031
Net income (loss)							(23,746)		(23,746)
Ending balance at Dec. 31, 2020	$ 154,800	$ 10,735
Ending balance (in shares) at Dec. 31, 2020	209,529,798	3,500
Ending balance at Dec. 31, 2020			$ 486	79,706	4,174		(60,067)		24,299
Ending balance (in shares) at Dec. 31, 2020			48,608,176
Reverse Recapitalization transaction	$ (154,800)		$ 2,498	189,056					191,554
Reverse Recapitalization transaction (in shares)	(209,529,798)		249,792,546
PIPE financing			$ 300	279,885					280,185
PIPE financing (in shares)			30,000,000
Redemption of Redeemable Preferred Stock		$ (10,735)		(29,069)					(29,069)
Redemption of Redeemable Preferred Stock (in shares)		(3,500)
Exercise of options			$ 117	18,883					19,000
Exercise of options (in shares)			11,704,229
Share-based compensation				37,012					37,012
Deferred consideration related to acquisition of Optile			$ 3	(3)
Deferred consideration related to acquisition of Optile (in shares)			279,206
Other comprehensive income, net of tax					(1,921)				(1,921)
Net income (loss)							(33,987)		(33,987)
Ending balance at Dec. 31, 2021			$ 3,404	$ 575,470	$ 2,253		$ (94,054)		$ 487,073
Ending balance (in shares) at Dec. 31, 2021			340,384,157